Nature of Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Nature of Operations [Line Items]
Nature of Operations

1. Nature of Operations

Tigo Energy, Inc. (“Tigo”) was incorporated in Delaware in 2007 and commenced operations in 2010. Tigo provides a solution designed to maximize the energy output of individual solar modules, delivering more energy, active management, and enhanced safety for utility, commercial, and residential solar arrays. Tigo is headquartered in Campbell, California with offices in Europe, Asia and the Middle East.

Entry into a Material Definitive Agreement

On December 5, 2022, Roth CH Acquisition IV Co., a Delaware corporation (“ROCG”), Roth IV Merger Sub Inc., a Delaware corporation and a wholly-owned subsidiary of ROCG (“Merger Sub”), and the Company, entered into an Agreement and Plan of Merger, as amended on April 6, 2023 (the “Merger Agreement”), pursuant to which, among other transactions, on May 23, 2023 (the “Closing Date”), Merger Sub merged with and into the Company (the “Merger”), with the Company surviving the Merger as a wholly-owned subsidiary of ROCG (the Merger, together with the other transactions described in the Merger Agreement, the “Business Combination”).

The Business Combination was accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, ROCG is expected to be treated as the “acquired” company and Tigo Energy, Inc. considered the “acquiree” for financial reporting purposes. At the Closing, the Company received net cash consideration of $2.2 million as a result of the reverse recapitalization after payment of issuance costs, consisting of advisory, legal and other professional fees, which will be recorded to additional paid-in capital as a reduction of proceeds.

Upon the Closing, (a) holders of the Company’s common stock received shares of ROCG common stock determined by application of the exchange ratio of 0.233335 (“Exchange Ratio”), which was based on the Company’s implied price per share prior to the Business Combination, (b) holders of the Company’s options and preferred stock warrants have the right to receive shares to be reserved for the potential future issuance of ROCG’s common stock upon the exercise of the respective options and warrants, and (c) all outstanding shares of the Company’s convertible preferred stock converted into shares of the Company’s common stock at the then-effective conversion rate as calculated pursuant to the Company’s Charter including net settlement of accrued dividends, as provided by the Merger Agreement.

Following the Merger, the shareholders of the Company held 96.9% of the combined company, and the shareholders of ROCG and sponsors held 3.1% of the combined company.

1. Nature of Operations

Tigo Energy, Inc. (“Tigo”) was incorporated in Delaware in 2007 and commenced operations in 2010. Tigo provides a solution designed to maximize the energy output of individual solar modules, delivering more energy, active management, and enhanced safety for utility, commercial, and residential solar arrays. Tigo is headquartered in Campbell, California with offices in Europe, Asia and the Middle East.

Entry into a Material Definitive Agreement

On December 5, 2022, the Company entered into an Agreement and Plan of Merger (“Merger Agreement”) with Roth CH Acquisition IV Co. (“ROCG”), a publicly traded special purpose acquisition company, and Roth IV Merger Sub Inc., a wholly owned subsidiary of ROCG (“Merger Sub”). The Merger Agreement provides for the merger of the Company with Merger Sub, with the Company as the surviving entity and the Company continuing as a wholly-owned subsidiary of ROCG (“Merger”). Subject to the terms of the Merger Agreement, at the closing of the Merger, (i) each share of the Company’s issued and outstanding preferred stock will be converted into shares of the Company’s common stock (in accordance with the Company’s charter), (ii) the Company’s options will be converted into an option to purchase a number of shares of the combined company’s common stock, (iii) the Company’s warrants, after giving effect to the warrant exercise, will be converted into warrants to purchase a number of shares of the combined company’s common stock, and (iv) each share of the Company’s issued and outstanding common stock will be converted into the right to receive shares of the combined company’s common stock.

Roth CH Acquisition IV Co. [Member]
Nature of Operations [Line Items]
Nature of Operations

NOTE 1. DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY

Roth CH Acquisition IV Co. (the “Company”) was incorporated in Delaware on February 13, 2019. The Company is a blank check company formed for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities (the “Business Combination”).

The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of March 31, 2023, the Company had not commenced any operations. All the Company’s activities through March 31, 2023 related to its formation and the initial public offering (“Initial Public Offering”), which is described below, and subsequent to the Initial Public Offering, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company generates non-operating income in the form of interest income on marketable securities held in the Trust Account (as defined below).

The registration statement for the Company’s Initial Public Offering was declared effective on August 5, 2021. On August 10, 2021, the Company consummated the Initial Public Offering of 11,500,000 units (the “Units” and, with respect to the shares of common stock included in the Units sold, the “Public Shares”), which included the full exercise by the underwriters of their over-allotment option in the amount of 1,500,000 Units, at $10.00 per Unit, generating gross proceeds of $115,000,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 461,500 units (the “Private Units”) at a price of $10.00 per Private Unit in a private placement to certain of the Company’s initial stockholders, generating gross proceeds of $4,615,000, which is described in Note 4.

Transaction costs amounted to $1,646,673, consisting of $1,150,000 of underwriting fees, and $496,673 of other offering costs.

Following the closing of the Initial Public Offering on August 10, 2021, an amount of $116,725,000 ($10.15 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Units was placed in a trust account (the “Trust Account”), located in the United States and held in cash items or invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account, as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete a Business Combination having an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding taxes payable on income earned on the Trust Account) at the time of the agreement to enter into an initial Business Combination. The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide its holders of the outstanding Public Shares (the “public stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.15 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.

The Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 either immediately prior to or upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation (the “Amended and Restated Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC containing substantially the same information as would be included in a proxy statement prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by law, or the Company decides to obtain stockholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks stockholder approval in connection with a Business Combination, the holders of the Company’s shares prior to the Initial Public Offering (the “Initial Stockholders”) have agreed (a) to vote their Founder Shares (as defined in Note 5), Private Shares (as defined in Note 4) and any Public Shares purchased during or after the Initial Public Offering in favor of approving a Business Combination, to the extent permitted by law, and (b) not to redeem any shares in connection with a stockholder vote to approve a Business Combination or sell any shares to the Company in a tender offer in connection with a Business Combination. Additionally, each public stockholder may elect to redeem their Public Shares, irrespective of how or whether they vote on the proposed transaction or do not vote at all.

The Initial Stockholders have agreed (a) to waive their redemption rights with respect to their Founder Shares, Private Shares and Public Shares held by them in connection with the completion of a Business Combination and (b) not to propose an amendment to the Amended and Restated Certificate of Incorporation that would affect a public stockholders’ ability to convert or sell their shares to the Company in connection with a Business Combination or affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the public stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

The Company will have until July 10, 2023 to complete a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purposes of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter redeem 100% of the Public Shares for cash for a redemption price per share as described below (which redemption will completely extinguish such holders’ rights as stockholders, including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to approval of the Company’s then stockholders and subject to the requirements of the DGCL, including the adoption of a resolution by the Board of Directors pursuant to Section 275(a) of the DGCL finding the dissolution of the Company advisable and the provision of such notices as are required by said Section 275(a) of the DGCL, dissolve and liquidate the balance of the Company’s net assets to its remaining stockholders, as part of the Company’s plan of dissolution and liquidation, subject (in the case of (ii) and (iii) above) to the Company’s obligations under the DGCL to provide for claims of creditors and other requirements of applicable law. In such event, the per share redemption price shall be equal to a pro rata share of the Trust Account plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company for its working capital requirements or necessary to pay its taxes divided by the total number of Public Shares then outstanding.

The Initial Stockholders have agreed to waive their liquidation rights with respect to the Founder Shares and Private Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Initial Stockholders acquire Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit.

In order to protect the amounts held in the Trust Account, certain of the Initial Stockholders have agreed to be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.15 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a valid and enforceable agreement with the Company waiving any right, title, interest or claim of any kind they may have in or to any monies held in the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Initial Stockholders will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Initial Stockholders will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

On January 9, 2023, the Company received a letter from The Nasdaq Stock Market LLC (“Nasdaq”), which stated that the Company no longer complied with Nasdaq’s continued listing rules due to the Company not having held an annual meeting of shareholders within 12 months of the Company’s fiscal year end, as required pursuant to Nasdaq Listing Rule 5620(a). In accordance with Nasdaq Listing Rule 5810(c)(2)(G), the Company had 45 calendar days to submit a plan to regain compliance and, if Nasdaq accepted the plan, Nasdaq would grant the Company an exception of up to 180 calendar days from the fiscal year end, or until June 29, 2023, to regain compliance. The Company held its Annual Meeting of Stockholders on February 13, 2023.

On February 10, 2023, March 10, 2023, April 10, 2023, and May 10, 2023 Tigo Energy paid certain Initial Stockholders an aggregate amount of $326,362 (or $0.05 per share), according to the terms of the Non-Redemption Agreements in connection with the one-month Trust extensions from February 10, 2023 to March 10, 2023, from March 10, 2023 to April 10, 2023, from April 10, 2023 to May 10, 2023, and from May 10, 2023 to June 10, 2023.

Merger Agreement

On December 5, 2022, the Company, entered into an Agreement and Plan of Merger (as it may be amended, supplemented or otherwise modified from time to time, the “Merger Agreement”), by and among the Company, Roth IV Merger Sub Inc., a Delaware corporation and a wholly-owned subsidiary of the Company (“Merger Sub”), and Tigo Energy, Inc., a Delaware corporation (the “Tigo Energy”). The transactions set forth in the Merger Agreement, including the Merger (defined below), will constitute a “Business Combination” as contemplated by the Company’s Amended and Restated Certificate of Incorporation.

Subject to the terms and conditions set forth in the Merger Agreement, Merger Sub will merge with and into Tigo Energy, with Tigo Energy surviving as a wholly-owned subsidiary of the Company (the “Merger”). Upon the closing and the other transactions contemplated by the Merger Agreement, the Company will change its name to “Tigo Energy, Inc.”

Consideration

Subject to the terms and conditions set forth in the Merger Agreement, in consideration of the Merger, the base purchase price of $600,000,000 will be payable through converting each outstanding share of Tigo Energy’s common stock (after giving effect to the consummation of Tigo Energy’s warrant exercise and Tigo Energy’s preferred conversion) into the right to receive 60,000,000 shares of the Company’s Common Stock at a deemed price of ten dollars ($10.00) per share, equal to (a) the exchange ratio, multiplied by (b) the number of shares of Tigo Energy’s common stock held by such holder as of immediately prior to the effective time of the Merger, with fractional shares rounded down to the nearest whole share. In addition, at the closing, each outstanding Tigo Energy’s option will be assumed and converted into an option with respect to a number of shares of the Company’s Common Stock in the manner set forth in the Merger Agreement, and each outstanding Tigo Energy’s warrant (after giving effect to Tigo Energy’s warrant exercise) to purchase Tigo Energy’s common stock will be assumed and converted into a warrant with respect to a number of shares of the Company’s Common Stock in the manner set forth in the Merger Agreement.

The base purchase price is subject to a dollar-for-dollar upward or downward adjustment in the event Tigo Energy raises or obtains a commitment to raise capital prior to the closing, including capital raised through the conversion of debt securities (but specifically excluding capital raised through convertible notes or similar debt instruments convertible into or exercisable for capital stock or other equity securities of Tigo Energy to the extent such notes or similar debt instruments have not so converted). If Tigo Energy raises or obtains a commitment to raise capital based on a pre-money valuation at or exceeding $500,000,000, the base purchase price will increase by the aggregate amount of capital raised or committed to be raised by Tigo Energy through such capital raising transaction. Conversely, if the pre-money valuation is below $500,000,000, the base purchase price will decrease by an amount equal to the difference between $500,000,000 and the actual pre-money valuation.

Trust Extension

On December 20, 2022, the Company held a special meeting of stockholders, at which the Company’s stockholders approved an amendment (the “Extension Amendment”) to the Company’s amended and restated certificate of incorporation, to extend the date by which the Company has to consummate a business combination up to five (5) times, each such extension for an additional one (1) month period, from February 10, 2023 to July 10, 2023. In connection with the Extension Amendment, stockholders holding 9,121,751 shares of redeemable common stock exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account at a pro rata redemption price of approximately $10.24 per share, and a total of $93,419,442 was released from the Trust Account.

Liquidity and Going Concern

As of March 31, 2023, the Company had $123,759 in its operating bank account and adjusted working capital deficit of $886,992 which excludes franchise and income taxes payable as such amounts can be paid from the interest earned in the Trust Account.

Until the consummation of a Business Combination, the Company will be using the funds not held in the Trust Account for performing due diligence on prospective target businesses, paying for travel expenditures, and structuring, negotiating, and consummating the Business Combination.

The Company has a significant working capital deficiency and has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans. The Company will need to raise additional capital through loans or additional investments from the Initial Stockholders and the Company’s officers and directors or their affiliates.

The Initial Stockholders and the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. If the Company is unable to complete the Business Combination because it does not have sufficient funds available, the Company will be forced to cease operations and liquidate the Trust Account.

In connection with the Company’s assessment of going concern considerations in accordance with the Financial Accounting Standards Board’s (“FASB’s”) Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” the Company has until July 10, 2023 to consummate a Business Combination. It is uncertain that the Company will be able to consummate a Business Combination by this time. If a Business Combination is not consummated by this date and an extension has not been effected by the Company and approved by the Company’s stockholders, there will be a mandatory liquidation and subsequent dissolution of the Company. Management has determined that the liquidity condition and the date for mandatory liquidation and subsequent dissolution raises substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after July 10, 2023. The Company intends to complete a Business Combination before the mandatory liquidation date. The Company is within 12 months of its mandatory liquidation date as of the time of filing this Quarterly Report on Form 10-Q.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that COVID-19 could have a negative effect on the Company’s financial position, results of operations and/or its search for a target company for a Business Combination, the specific impact is not readily determinable as of the date of these condensed consolidated financial statements. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Inflation Reduction Act of 2022

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.

Any redemption or other repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of a Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination but issued within the same taxable year of a Business Combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a Business Combination and in the Company’s ability to complete a Business Combination.

NOTE 1. DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY

Roth CH Acquisition IV Co. (the “Company”) was incorporated in Delaware on February 13, 2019. The Company is a blank check company formed for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities (the “Business Combination”).

The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of December 31, 2022, the Company had not commenced any operations. All the Company’s activities through December 31, 2022 related to its formation and the initial public offering (“Initial Public Offering”), which is described below, and subsequent to the Initial Public Offering, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company generates non-operating income in the form of interest income on marketable securities held in the Trust Account (as defined below).

The registration statement for the Company’s Initial Public Offering was declared effective on August 5, 2021. On August 10, 2021, the Company consummated the Initial Public Offering of 11,500,000 units (the “Units” and, with respect to the shares of common stock included in the Units sold, the “Public Shares”), which included the full exercise by the underwriters of their over-allotment option in the amount of 1,500,000 Units, at $10.00 per Unit, generating gross proceeds of $115,000,000, which is described in Note 4.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 461,500 units (the “Private Units”) at a price of $10.00 per Private Unit in a private placement to certain of the Company’s initial stockholders, generating gross proceeds of $4,615,000, which is described in Note 5.

Transaction costs amounted to $1,646,673, consisting of $1,150,000 of underwriting fees, and $496,673 of other offering costs.

Following the closing of the Initial Public Offering on August 10, 2021, an amount of $116,725,000 ($10.15 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Units was placed in a trust account (the “Trust Account”), located in the United States and held in cash items or invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account, as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete a Business Combination having an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding taxes payable on income earned on the Trust Account) at the time of the agreement to enter into an initial Business Combination. The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide its holders of the outstanding Public Shares (the “public stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially $10.15 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.

The Company will proceed with a Business Combination If the Company has net tangible assets of at least $5,000,001 either immediately prior to or upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation (the “Amended and Restated Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC containing substantially the same information as would be included in a proxy statement prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by law, or the Company decides to obtain stockholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks stockholder approval in connection with a Business Combination, the holders of the Company’s shares prior to the Initial Public Offering (the “Initial Stockholders”) have agreed (a) to vote their Founder Shares (as defined in Note 6), Private Shares (as defined in Note 5) and any Public Shares purchased during or after the Initial Public Offering in favor of approving a Business Combination, to the extent permitted by law, and (b) not to redeem any shares in connection with a stockholder vote to approve a Business Combination or sell any shares to the Company in a tender offer in connection with a Business Combination. Additionally, each public stockholder may elect to redeem their Public Shares, irrespective of how or whether they vote on the proposed transaction.

The Initial Stockholders have agreed (a) to waive their redemption rights with respect to their Founder Shares, Private Shares and Public Shares held by them in connection with the completion of a Business Combination and (b) not to propose an amendment to the Amended and Restated Certificate of Incorporation that would affect a public stockholders’ ability to convert or sell their shares to the Company in connection with a Business Combination or affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the public stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

The Company will have until July 10, 2023 to complete a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company shall (i) cease all operations except for the purposes of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter redeem 100% of the Public Shares for cash for a redemption price per share as described below (which redemption will completely extinguish such holders’ rights as stockholders, including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to approval of the Company’s then stockholders and subject to the requirements of the DGCL, including the adoption of a resolution by the Board of Directors pursuant to Section 275(a) of the DGCL finding the dissolution of the Company advisable and the provision of such notices as are required by said Section 275(a) of the DGCL, dissolve and liquidate the balance of the Company’s net assets to its remaining stockholders, as part of the Company’s plan of dissolution and liquidation, subject (in the case of (ii) and (iii) above) to the Company’s obligations under the DGCL to provide for claims of creditors and other requirements of applicable law. In such event, the per share redemption price shall be equal to a pro rata share of the Trust Account plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company for its working capital requirements or necessary to pay its taxes divided by the total number of Public Shares then outstanding.

The Initial Stockholders have agreed to waive their liquidation rights with respect to the Founder Shares and Private Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Initial Stockholders acquire Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit.

In order to protect the amounts held in the Trust Account, certain of the Initial Stockholders have agreed to be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.15 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a valid and enforceable agreement with the Company waiving any right, title, interest or claim of any kind they may have in or to any monies held in the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Initial Stockholders will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Initial Stockholders will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Merger Agreement

On December 5, 2022, the Company, entered into an Agreement and Plan of Merger (as it may be amended, supplemented or otherwise modified from time to time, the “Merger Agreement”), by and among the Company, Roth IV Merger Sub Inc., a Delaware corporation and a wholly-owned subsidiary of the Company (“Merger Sub”), and Tigo Energy, Inc., a Delaware corporation (the “Tigo Energy”). The transactions set forth in the Merger Agreement, including the Merger (defined below), will constitute a “Business Combination” as contemplated by the Company’s Amended and Restated Certificate of Incorporation.

Subject to the terms and conditions set forth in the Merger Agreement, Merger Sub will merge with and into Tigo Energy, with Tigo Energy surviving as a wholly-owned subsidiary of the Company (the “Merger”). Upon the closing and the other transactions contemplated by the Merger Agreement, the Company will change its name to “Tigo Energy, Inc.”

Consideration

Subject to the terms and conditions set forth in the Merger Agreement, in consideration of the Merger, the base purchase price of $600,000,000 will be payable through converting each outstanding share of Tigo Energy’s common stock (after giving effect to the consummation of Tigo Energy’s warrant exercise and Tigo Energy’s preferred conversion) into the right to receive 60,000,000 shares of the Company’s Common Stock at a deemed price of ten dollars ($10.00) per share, equal to (a) the exchange ratio, multiplied by (b) the number of shares of Tigo Energy’s common stock held by such holder as of immediately prior to the effective time of the Merger, with fractional shares rounded down to the nearest whole share. In addition, at the closing, each outstanding Tigo Energy’s option will be assumed and converted into an option with respect to a number of shares of the Company’s Common Stock in the manner set forth in the Merger Agreement, and each outstanding Tigo Energy’s warrant (after giving effect to Tigo Energy’s warrant exercise) to purchase Tigo Energy’s common stock will be assumed and converted into a warrant with respect to a number of shares of the Company’s Common Stock in the manner set forth in the Merger Agreement.

The base purchase price is subject to a dollar-for-dollar upward or downward adjustment in the event Tigo Energy raises or obtains a commitment to raise capital prior to the closing, including capital raised through the conversion of debt securities (but specifically excluding capital raised through convertible notes or similar debt instruments convertible into or exercisable for capital stock or other equity securities of Tigo Energy to the extent such notes or similar debt instruments have not so converted). If Tigo Energy raises or obtains a commitment to raise capital based on a pre-money valuation at or exceeding $500,000,000, the base purchase price will increase by the aggregate amount of capital raised or committed to be raised by Tigo Energy through such capital raising transaction. Conversely, if the pre-money valuation is below $500,000,000, the base purchase price will decrease by an amount equal to the difference between $500,000,000 and the actual pre-money valuation.

Trust Extension

On December 20, 2022, the Company held a special meeting of stockholders, at which the Company’s stockholders approved an amendment (the “Extension Amendment”) to the Company’s amended and restated certificate of incorporation, to extend the date by which the Company has to consummate a business combination up to five (5) times, each such extension for an additional one (1) month period, from February 10, 2023 to July 10, 2023. In connection with the Extension Amendment, stockholders holding 9,121,751 shares of redeemable common stock exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account at a pro rata redemption price of approximately $10.24 per share, and a total of $93,419,442 was released from the Trust Account.

Liquidity and Going Concern

As of December 31, 2022, the Company had $88,107 in its operating bank account and adjusted working capital deficit of $290,839 which excludes franchise and income taxes payable as such amounts can be paid from the interest earned in the Trust Account.

Until the consummation of a Business Combination, the Company will be using the funds not held in the Trust Account for performing due diligence on prospective target businesses, paying for travel expenditures, and structuring, negotiating, and consummating the Business Combination.

The Company has a significant working capital deficiency and has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans. The Company will need to raise additional capital through loans or additional investments from the Initial Stockholders and the Company’s officers and directors or their affiliates. The Initial Stockholders and the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. If the Company is unable to complete the Business Combination because it does not have sufficient funds available, the Company will be forced to cease operations and liquidate the Trust Account.

In connection with the Company’s assessment of going concern considerations in accordance with the Financial Accounting Standards Board’s (“FASB’s”) Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” the Company has until July 10, 2023 to consummate a Business Combination. It is uncertain that the Company will be able to consummate a Business Combination by this time. If a Business Combination is not consummated by this date and an extension has not been effected by the Company and approved by the Company’s stockholders, there will be a mandatory liquidation and subsequent dissolution of the Company. Management has determined that the liquidity condition and the date for mandatory liquidation and subsequent dissolution raises substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after July 10, 2023. The Company intends to complete a Business Combination before the mandatory liquidation date. The Company is within 12 months of its mandatory liquidation date as of the time of filing this Annual Report on Form 10-K.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that COVID-19 could have a negative effect on the Company’s financial position, results of operations and/or its search for a target company for a Business Combination, the specific impact is not readily determinable as of the date of these consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Inflation Reduction Act of 2022

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.

Any redemption or other repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of a Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination but issued within the same taxable year of a Business Combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a Business Combination and in the Company’s ability to complete a Business Combination.